Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of derivative assets and derivative liabilities

	As at December 31	As at December 31
(in millions of U.S. dollars)	2023	2022
DERIVATIVE ASSETS (LIABILITIES)
Foreign exchange forward contracts(1)	3.2	0.4
Fuel hedge swap contracts(2)	(1.1)	0.3
Unsettled provisionally priced concentrate derivatives, and swap contracts(3)	(0.3)	(1.8)
1.Foreign exchange forward contracts are included within prepaid expenses and other in the statement of financial position.
2.In 2023, fuel hedge swap contracts are included within trade and other payables in the statement of financial position. In 2022, fuel hedge swap contracts are included within prepaid expenses and other in the statement of financial position.
3.Unsettled provisionally priced concentrate derivatives are included within trade and other receivables in the statement of financial position.

Schedule of realised and unrealised gains (losses) on provisionally priced sales
The following tables summarize the realized and unrealized gains (losses) on provisionally priced sales:

	Year ended December 31, 2023
(in millions of U.S. dollars)	Gold	Copper	Total
GAIN (LOSS) ON THE PROVISIONAL PRICING OF CONCENTRATE SALES
Realized	1.5	0.6	2.1
Unrealized	0.4	0.2	0.6
Total gain	1.9	0.8	2.7

	Year ended December 31, 2022
(in millions of U.S. dollars)	Gold	Copper	Total
GAIN (LOSS) ON THE PROVISIONAL PRICING OF CONCENTRATE SALES
Realized	(1.0)	(6.4)	(7.4)
Unrealized	0.7	1.6	2.3
Total loss	(0.3)	(4.8)	(5.1)

Schedule of realised and unrealised gains (losses) on gold and copper swap contracts
The following tables summarize the realized and unrealized gains (losses) on gold and copper swap contracts:

	Year ended December 31, 2023
(in millions of U.S. dollars)	Gold	Copper	Total
GAIN (LOSS) ON SWAP CONTRACTS
Realized	(1.2)	0.5	(0.7)
Unrealized	(0.4)	(0.5)	(0.9)
Total loss	(1.6)	—	(1.6)

	Year ended December 31, 2022
(in millions of U.S. dollars)	Gold	Copper	Total
GAIN (LOSS) ON SWAP CONTRACTS
Realized	1.2	5.5	6.7
Unrealized	(1.2)	(2.9)	(4.1)
Total gain	—	2.6	2.6

Schedule of impact of movements in market commodity prices
The following table summarizes the net exposure to the impact of movements in market commodity prices for provisionally priced sales:

	As at December 31	As at December 31
	2023	2022
VOLUMES SUBJECT TO FINAL PRICING NET OF OUTSTANDING SWAPS
Gold ounces (000s)	(0.1)	0.5
Copper pounds (millions)	(0.1)	1.4